Consolidated Statement of Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares
Revenue
- Rendering of services	₨ 22,035,746	$ 299,787	₨ 21,125,781	₨ 19,640,146
- Sale of products	2,283,796	31,070	1,826,286	1,906,739
Total	24,319,542	330,857	22,952,067	21,546,885
Cost of goods sold and services rendered
- Rendering of services	(12,269,997)	(166,928)	(12,488,814)	(11,911,352)
- Sale of products	(2,432,537)	(33,094)	(1,876,013)	(1,690,872)
Total	(14,702,534)	(200,022)	(14,364,827)	(13,602,224)
Other income
- Profit on sale of property, plant and equipment (Net)	1,352	18	0	0
- Other income	154,641	2,104	97,155	271,217
Other income	155,993	2,122	97,155	217,216
Selling, general and administrative expenses	(4,546,756)	(61,857)	(4,513,646)	(4,874,620)
Depreciation and amortization	(2,835,632)	(38,578)	(2,290,777)	(1,533,912)
Profit from operating activities	2,390,613	32,522	1,879,972	1,753,345
Finance income	172,319	2,344	193,877	46,314
Finance expenses	(962,656)	(13,097)	(1,054,133)	(728,344)
Net finance income / (expense)	(790,337)	(10,753)	(860,256)	(682,030)
Profit before tax	1,600,276	21,769	1,019,716	1,071,315
Income tax (expense) / benefit	(68,414)	(931)	(314,339)	(2,612)
Profit for the year	1,531,862	20,838	705,377	1,068,703
Attributable to:
Equity holders of the Company	1,531,862	20,838	705,377	1,068,703
Non-controlling interest	0	0	0	0
Profit for the year	₨ 1,531,862	$ 20,838	₨ 705,377	₨ 1,068,703
Earnings per share
Basic earnings per share | (per share)	₨ 8.53	$ 0.12	₨ 3.94	₨ 6.92
Diluted earnings per share | (per share)	₨ 8.45	$ 0.11	₨ 3.90	₨ 6.86